Associates and joint ventures	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Associates and joint ventures

13. Associates and joint ventures
The Group’s share of after-tax profits and losses of associates and joint ventures is set out below:

	2024 £m	2023 £m	2022 £m
Share of after-tax (losses)/profits of associates	(3)	(2)	1
Share of after-tax losses of joint ventures	–	(3)	(3)
	(3)	(5)	(2)
Aggregated financial information in respect of GSK’s share of other associated undertakings and joint ventures is set out below:

	2024 £m	2023 £m	2022 £m
Share of after-tax losses	(3)	(5)	(2)
Share of other comprehensive income/(expense)	21	7	(9)
Share of total comprehensive income/(expense)	18	2	(11)
The Group’s sales to associates and joint ventures were £nil in 2024 (2023: £nil; 2022: £nil).
Please refer to the balance sheet information on Note 21, 'Investments in associates and joint ventures'.